Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net interest income

	For the Year Ended December 31,
	2025	2024	2023
Interest income using the effective interest method
Fixed income securities	550,767	423,493	279,057
Loans and advances - Credit institutions	166,814	44,218	44,617
Loans and advances - Customers	8,804,905	6,197,611	4,385,449
Total income	9,522,486	6,665,322	4,709,123

Interest expense using the effective interest method
Customer deposits	(2,557,849)	(1,772,029)	(1,269,577)
Assignment of financial assets	(1,525,389)	(615,274)	(491,458)
Contributions to the Credit Guarantee Fund	(879,768)	(331,393)	(124,286)
Interbank deposits	(32,010)	(7,772)	(114)
Interest expense on loans and borrowings	(81,156)	(44,385)	-
Total expense	(5,076,172)	(2,770,853)	(1,885,435)
Net interest income	4,446,314	3,894,469	2,823,688